Earnings (Losses) Per Share (Tables)	12 Months Ended
Dec. 31, 2014
EARNINGS (LOSSES) PER SHARE [Abstract]
Computation of Basic and Diluted Net Income (Loss) Per Share

	For the year ended December 31,
	2012	2013	2014
Numerator:
Net income (loss) attributable to Changyou.com Limited	$282,400	$268,642	$(3,381)
Numerator for basic earnings (losses) per share	282,400	268,642	(3,381)
Numerator for diluted earnings (losses) per share	282,400	268,642	(3,381)
Denominator:
Weighted average number of ordinary shares outstanding — basic	105,656	106,252	105,722
Incremental shares from convertible bonds	—	—	—
Incremental shares from treasury share method—restricted share units	1,136	424	—

Weighted average number of ordinary shares outstanding — diluted	106,792	106,676	105,722

Basic net income (loss) per share	$2.67	$2.53	$(0.03)
Diluted net income (loss) per share	$2.64	$2.52	$(0.03)